Note 23 - Assets Held for Sale - Noncurrent Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Non-current assets held for sale	$ 0	$ 500
Eagle Vulture, Mascot and Penzance [member]
Statement Line Items [Line Items]
Non-current assets held for sale		500
Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Non-current assets held for sale		$ 0